AB Bond Fund, Inc.

AB Total Return Bond Portfolio

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 30.1%
Industrial – 16.1%
Basic – 0.7%
Anglo American Capital PLC 3.875%, 03/16/2029(a)	U.S.$	238	$222,335
Celanese US Holdings LLC 5.90%, 07/05/2024		455	458,422
Freeport Indonesia PT 4.763%, 04/14/2027(a)		390	378,787
Nucor Corp. 4.30%, 05/23/2027		345	352,652
Suzano Austria GmbH 3.75%, 01/15/2031		145	125,969

			1,538,165

Capital Goods – 0.9%
CNH Industrial Capital LLC 3.95%, 05/23/2025		375	374,163
Flowserve Corp. 2.80%, 01/15/2032		425	338,670
Parker-Hannifin Corp. 3.25%, 06/14/2029		255	242,189
4.50%, 09/15/2029		272	278,275
Raytheon Technologies Corp. 4.125%, 11/16/2028		769	781,135

			2,014,432

Communications - Media – 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		198	171,292
Discovery Communications LLC 5.20%, 09/20/2047		178	157,740
5.30%, 05/15/2049		81	72,337
Fox Corp. 4.709%, 01/25/2029		240	244,118
5.576%, 01/25/2049		407	414,831
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		178	179,346
Magallanes, Inc. 4.279%, 03/15/2032(a)		618	576,588
Netflix, Inc. 5.875%, 11/15/2028		766	790,642
Prosus NV 3.257%, 01/19/2027(a)		219	196,761
3.68%, 01/21/2030(a)		545	460,457
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		533	496,789
2.39%, 06/03/2030(a)		460	390,540
3.24%, 06/03/2050(a)		328	223,921
Weibo Corp. 3.375%, 07/08/2030		1,312	1,077,640

			5,453,002

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.2%
T-Mobile USA, Inc. 2.625%, 02/15/2029	U.S.$	112	$100,197
2.875%, 02/15/2031		353	312,338
3.375%, 04/15/2029		66	61,663

			474,198

Consumer Cyclical - Automotive – 0.9%
General Motors Financial Co., Inc. 4.30%, 04/06/2029		78	73,873
5.25%, 03/01/2026		165	168,483
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		230	210,209
3.35%, 06/08/2025(a)		510	495,077
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,120	1,052,778

			2,000,420

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		797	713,618
MDC Holdings, Inc. 6.00%, 01/15/2043		346	296,131

			1,009,749

Consumer Cyclical - Retailers – 0.8%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		811	761,302
Lowe’s Cos., Inc. 3.65%, 04/05/2029		267	261,121
Ross Stores, Inc. 4.70%, 04/15/2027		893	919,236

			1,941,659

Consumer Non-Cyclical – 1.2%
Altria Group, Inc. 3.40%, 05/06/2030		750	659,678
4.80%, 02/14/2029		209	208,574
Amgen, Inc. 3.35%, 02/22/2032		328	313,870
BAT Capital Corp. 2.259%, 03/25/2028		1,125	965,621
4.906%, 04/02/2030		196	186,590
CVS Health Corp. 4.30%, 03/25/2028		28	28,491
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		520	437,200

			2,800,024

Energy – 3.9%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,201	906,239

	Principal Amount (000)		U.S. $ Value

Cenovus Energy, Inc. 4.25%, 04/15/2027	U.S.$	42	$41,976
4.40%, 04/15/2029		1,193	1,183,897
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		454	369,188
5.75%, 01/15/2031(a)		335	329,617
Devon Energy Corp. 5.60%, 07/15/2041		457	471,286
Enbridge Energy Partners LP 7.375%, 10/15/2045		634	786,249
Energy Transfer LP 6.25%, 04/15/2049		156	157,384
Eni SpA 4.25%, 05/09/2029(a)		850	834,751
Marathon Oil Corp. 6.80%, 03/15/2032		650	714,038
Marathon Petroleum Corp. 5.125%, 12/15/2026		255	264,244
6.50%, 03/01/2041		161	179,438
Oleoducto Central SA 4.00%, 07/14/2027(a)		429	363,524
ONEOK Partners LP 6.125%, 02/01/2041		48	47,536
ONEOK, Inc. 4.35%, 03/15/2029		425	411,128
6.35%, 01/15/2031		217	232,763
Suncor Energy, Inc. 6.80%, 05/15/2038		534	615,152
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		237	172,417
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		527	583,078
6.20%, 10/15/2037		277	315,035

			8,978,940

Other Industrial – 0.4%
Alfa SAB de CV 5.25%, 03/25/2024(a)		530	527,946
CITIC Ltd. 2.85%, 02/25/2030(a)		317	285,558

			813,504

Services – 0.8%
Booking Holdings, Inc. 4.625%, 04/13/2030		925	953,823
Expedia Group, Inc. 4.625%, 08/01/2027		374	369,407
6.25%, 05/01/2025(a)		33	34,291
Global Payments, Inc. 3.20%, 08/15/2029		290	258,738
RELX Capital, Inc. 4.75%, 05/20/2032		118	123,429
S&P Global, Inc. 4.25%, 05/01/2029(a)		147	150,421
4.75%, 08/01/2028(a)		32	33,574

			1,923,683

	Principal Amount (000)		U.S. $ Value

Technology – 3.1%
Baidu, Inc. 3.425%, 04/07/2030	U.S.$	202	$187,054
Broadcom, Inc. 3.137%, 11/15/2035(a)		124	99,856
3.187%, 11/15/2036(a)		411	329,038
4.00%, 04/15/2029(a)		53	50,856
4.15%, 11/15/2030		240	228,542
4.15%, 04/15/2032(a)		187	176,264
4.926%, 05/15/2037(a)		547	520,274
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		395	380,950
Fiserv, Inc. 3.50%, 07/01/2029		869	822,813
HP, Inc. 5.50%, 01/15/2033		592	596,061
Infor, Inc. 1.75%, 07/15/2025(a)		279	261,105
International Business Machines Corp. 4.90%, 07/27/2052		457	458,737
KLA Corp. 4.10%, 03/15/2029		123	126,286
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)		869	738,450
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		277	288,080
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		298	272,074
Oracle Corp. 2.875%, 03/25/2031		525	452,272
3.60%, 04/01/2040		278	215,608
3.65%, 03/25/2041		154	119,683
5.375%, 07/15/2040		90	84,521
SK Hynix, Inc. 2.375%, 01/19/2031(a)		280	221,200
TSMC Arizona Corp. 3.875%, 04/22/2027		241	241,472
Workday, Inc. 3.70%, 04/01/2029		77	74,340
3.80%, 04/01/2032		201	191,748

			7,137,284

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		345	341,663
4.75%, 10/20/2028(a)		401	391,941

			733,604

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)	U.S.$	168	$163,821

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(a)		457	347,320

			37,329,805

Financial Institutions – 13.1%
Banking – 8.8%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		200	199,646
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		635	578,167
Banco Santander SA 4.175%, 03/24/2028		400	386,000
Bank of America Corp. 2.299%, 07/21/2032		430	360,761
2.687%, 04/22/2032		626	544,345
4.376%, 04/27/2028		503	504,811
BNP Paribas SA 2.871%, 04/19/2032(a)		722	609,924
Capital One Financial Corp. 3.273%, 03/01/2030		396	360,586
4.927%, 05/10/2028		363	366,706
Citigroup, Inc. 3.98%, 03/20/2030		334	323,342
4.075%, 04/23/2029		494	482,164
5.95%, 01/30/2023(b)		216	215,054
Series W 4.00%, 12/10/2025(b)		329	306,095
Citizens Financial Group, Inc. 4.30%, 12/03/2025		958	961,947
Credit Suisse Group AG 3.091%, 05/14/2032(a)		829	666,358
4.194%, 04/01/2031(a)		396	352,840
Danske Bank A/S 4.298%, 04/01/2028(a)		360	346,075
Deutsche Bank AG/New York NY 2.552%, 01/07/2028		663	581,703
3.961%, 11/26/2025		265	256,048
6.119%, 07/14/2026		294	299,480
Discover Bank 4.682%, 08/09/2028		250	243,142
Fifth Third Bancorp Series L 4.50%, 09/30/2025(b)		205	199,047
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		715	616,945
Series V 4.125%, 11/10/2026(b)		268	236,170
HSBC Holdings PLC 4.292%, 09/12/2026		240	237,307
4.583%, 06/19/2029		224	218,702
4.762%, 03/29/2033		323	306,146

	Principal Amount (000)		U.S. $ Value

ING Groep NV 4.017%, 03/28/2028	U.S.$	356	$344,701
JPMorgan Chase & Co. 2.58%, 04/22/2032		892	774,229
Series I 6.276% (LIBOR 3 Month + 3.47%), 10/30/2022(b) (c)		328	326,521
Series V 5.597% (LIBOR 3 Month + 3.32%), 10/01/2022(b) (c)		161	157,994
Mizuho Financial Group, Inc. 2.226%, 05/25/2026		235	221,238
Morgan Stanley 3.772%, 01/24/2029		515	504,046
4.21%, 04/20/2028		358	357,782
Nationwide Building Society 2.972%, 02/16/2028(a)		398	368,042
Santander Holdings USA, Inc. 4.26%, 06/09/2025		229	226,179
4.40%, 07/13/2027		315	307,919
Societe Generale SA 2.797%, 01/19/2028(a)		778	704,510
Standard Chartered PLC 3.971%, 03/30/2026(a)		268	262,525
4.316% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		400	321,396
6.00%, 07/26/2025(a) (b)		478	475,084
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (b)		200	199,064
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)		692	668,846
UBS AG/Stamford CT 7.625%, 08/17/2022		620	621,017
UBS Group AG 4.488%, 05/12/2026(a)		251	252,411
7.00%, 02/19/2025(a) (b)		312	325,032
UniCredit SpA 1.982%, 06/03/2027(a)		205	177,661
2.569%, 09/22/2026(a)		391	347,767
3.127%, 06/03/2032(a)		356	283,917
US Bancorp Series J 5.30%, 04/15/2027(b)		380	347,594
Wells Fargo & Co. 3.35%, 03/02/2033		687	629,313
3.584%, 05/22/2028		191	184,812
Series BB 3.90%, 03/15/2026(b)		273	253,330

			20,402,441

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.6%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)	U.S.$	547	$554,822
Series I 4.00%, 06/01/2026(b)		469	424,445
Nomura Holdings, Inc. 2.999%, 01/22/2032		630	529,276

			1,508,543

Finance – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		345	289,338
6.50%, 07/15/2025		179	185,127
Air Lease Corp. 2.10%, 09/01/2028		242	201,811
2.875%, 01/15/2026		72	67,568
3.625%, 04/01/2027		34	31,976
Aircastle Ltd. 2.85%, 01/26/2028(a)		835	699,438
4.125%, 05/01/2024		152	148,857
4.25%, 06/15/2026		53	49,687
5.25%, 08/11/2025(a)		384	375,256
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		449	393,768
1.95%, 09/20/2026(a)		133	114,098
3.50%, 11/01/2027(a)		136	119,181
4.125%, 08/01/2025(a)		5	4,753
4.375%, 01/30/2024(a)		135	132,438
4.875%, 10/01/2025(a)		153	148,834
5.50%, 12/15/2024(a)		381	378,142
CDBL Funding 1 3.50%, 10/24/2027(a)		580	562,211
Synchrony Financial 2.875%, 10/28/2031		420	332,304

			4,234,787

Insurance – 1.2%
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		294	274,605
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		699	761,931
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		246	343,241
Prudential Financial, Inc. 5.875%, 09/15/2042		805	804,316
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		400	382,424
Voya Financial, Inc. 5.65%, 05/15/2053		180	173,176

			2,739,693

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	U.S.$	271	$264,198

REITs – 0.6%
American Tower Corp. 3.65%, 03/15/2027		262	255,597
4.05%, 03/15/2032		130	124,470
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		397	337,001
Vornado Realty LP 3.40%, 06/01/2031		709	601,778

			1,318,846

			30,468,508

Utility – 0.9%
Electric – 0.8%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		274	224,217
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(a)		679	461,635
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		306	262,585
Engie Energia Chile SA 3.40%, 01/28/2030(a)		349	286,180
Entergy Corp. 1.90%, 06/15/2028		785	698,438

			1,933,055

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029		151	146,046

			2,079,101

Total Corporates - Investment Grade (cost $77,869,670)			69,877,414

MORTGAGE PASS-THROUGHS – 19.9%
Agency Fixed Rate 30-Year – 19.0%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		198	198,515
3.50%, 11/01/2049		276	276,751
Series 2020 3.50%, 01/01/2050		746	748,888
Series 2022 2.00%, 03/01/2052		1,999	1,805,545
2.50%, 04/01/2052		2,337	2,187,292
3.00%, 03/01/2052		1,318	1,276,056
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		82	88,313

	Principal Amount (000)		U.S. $ Value

Series 2007 5.50%, 07/01/2035	U.S.$	14	$15,054
Series 2016 4.00%, 02/01/2046		548	563,852
Series 2017 4.00%, 07/01/2044		366	376,852
Series 2018 4.50%, 03/01/2048		140	145,187
4.50%, 10/01/2048		362	375,321
4.50%, 11/01/2048		463	479,265
5.00%, 11/01/2048		167	173,932
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		26	27,616
5.50%, 07/01/2033		57	61,134
Series 2004 5.50%, 04/01/2034		7	7,355
5.50%, 05/01/2034		17	18,064
5.50%, 11/01/2034		24	26,307
5.50%, 01/01/2035		228	245,843
Series 2005 5.50%, 02/01/2035		34	36,473
Series 2007 5.50%, 08/01/2037		169	181,477
Series 2010 4.00%, 12/01/2040		233	239,338
Series 2012 3.50%, 02/01/2042		148	148,551
3.50%, 11/01/2042		1,588	1,606,904
3.50%, 01/01/2043		271	273,951
Series 2013 3.50%, 04/01/2043		926	937,285
4.00%, 10/01/2043		551	566,476
Series 2016 3.50%, 01/01/2047		411	412,254
Series 2018 4.50%, 09/01/2048		835	864,943
Series 2019 3.50%, 08/01/2049		609	609,971
3.50%, 09/01/2049		281	281,875
3.50%, 11/01/2049		533	534,171
Series 2020 3.50%, 01/01/2050		653	655,164
Series 2021 2.00%, 07/01/2051		2,052	1,850,125
2.50%, 01/01/2052		677	633,737
Series 2022 2.50%, 03/01/2052		1,483	1,385,147
2.50%, 04/01/2052		1,535	1,435,070
2.50%, 05/01/2052		1,953	1,826,522
3.00%, 02/01/2052		1,716	1,662,245
3.00%, 03/01/2052		2,220	2,150,320
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		79	78,140
3.00%, 05/20/2046		192	189,849
Series 2022 3.00%, 08/01/2052, TBA		418	406,601
4.00%, 08/01/2052, TBA		994	1,004,667
4.50%, 09/01/2052, TBA		2,289	2,327,940

	Principal Amount (000)		U.S. $ Value

Uniform Mortgage-Backed Security Series 2022 2.00%, 08/01/2052, TBA	U.S.$	4,891	$4,403,234
2.50%, 08/01/2052, TBA		5,906	5,503,592
3.00%, 08/01/2052, TBA		1,585	1,526,694
4.00%, 08/01/2052, TBA		1,253	1,258,880

			44,088,738

Agency Fixed Rate 15-Year – 0.9%
Federal National Mortgage Association Series 2016 2.50%, 08/01/2031		109	107,821
2.50%, 11/01/2031		498	493,086
2.50%, 12/01/2031		652	645,892
2.50%, 01/01/2032		163	161,653
Series 2017 2.50%, 02/01/2032		678	671,365

			2,079,817

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 2.25% (LIBOR 12 Month + 2.00%), 01/01/2037(c)		8	8,584

Total Mortgage Pass-Throughs (cost $46,098,296)			46,177,139

COLLATERALIZED MORTGAGE OBLIGATIONS – 15.9%
Risk Share Floating Rate – 14.2%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 4.109% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)		263	262,205
Series 2018-3A, Class M2 5.009% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (c)		325	316,473
Series 2019-1A, Class M1B 4.009% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (c)		261	260,696
Series 2019-2A, Class M1C 4.259% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (c)		487	481,459
Series 2019-2A, Class M2 5.359% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (c)		325	317,307
Series 2019-3A, Class M1B 3.859% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)		125	124,599
Series 2019-3A, Class M1C 4.209% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (c)		263	257,713
Series 2019-4A, Class M1B 4.259% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		147	147,255

	Principal Amount (000)		U.S. $ Value

Series 2019-4A, Class M1C 4.759% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (c)	U.S.$	750	$748,303
Series 2019-4A, Class M2 5.109% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (c)		540	514,015
Series 2021-1A, Class M1C 4.464% (SOFR + 2.95%), 03/25/2031(a) (c)		398	380,900
Series 2022-1, Class M1C 5.214% (SOFR + 3.70%), 01/26/2032(a) (c)		672	633,954
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 4.659% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		34	34,218
Series 2019-R01, Class 2M2 4.709% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (c)		105	104,693
Series 2019-R02, Class 1M2 4.559% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		22	22,132
Series 2019-R06, Class 2M2 4.359% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		38	37,775
Series 2020-R01, Class 1B1 5.509% (LIBOR 1 Month + 3.25%), 01/25/2040(a) (c)		500	453,020
Series 2020-SBT1, Class 1M2 5.909% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		1,000	977,997
Series 2020-SBT1, Class 2M2 5.909% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		300	294,905
Series 2021-R03, Class 1M2 3.164% (SOFR + 1.65%), 12/25/2041(a) (c)		250	233,158
Series 2022-R01, Class 1B1 4.664% (SOFR + 3.15%), 12/25/2041(a) (c)		625	567,514
Series 2022-R02, Class 2M1 2.714% (SOFR + 1.20%), 01/25/2042(a) (c)		537	525,792
Eagle Re Ltd. Series 2018-1, Class M2 5.259% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (c)		325	320,872
Series 2019-1, Class M2 5.559% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (c)		325	319,222

	Principal Amount (000)		U.S. $ Value

Series 2020-1, Class M1A 3.159% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)	U.S.$	328	$327,575
Series 2021-2, Class M1B 3.564% (SOFR + 2.05%), 04/25/2034(a) (c)		254	245,780
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 7.059% (LIBOR 1 Month + 4.80%), 05/25/2028(c)		197	202,404
Series 2016-HQA3, Class M3 6.109% (LIBOR 1 Month + 3.85%), 03/25/2029(c)		752	765,239
Series 2017-DNA2, Class B1 7.409% (LIBOR 1 Month + 5.15%), 10/25/2029(c)		750	793,332
Series 2017-HQA2, Class B1 7.009% (LIBOR 1 Month + 4.75%), 12/25/2029(c)		800	836,416
Series 2017-HQA2, Class M2B 4.909% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		560	552,349
Series 2017-HQA3, Class B1 6.709% (LIBOR 1 Month + 4.45%), 04/25/2030(c)		750	767,702
Series 2018-HQA2, Class B1 6.509% (LIBOR 1 Month + 4.25%), 10/25/2048(a) (c)		1,250	1,281,143
Series 2019-DNA1, Class B2 13.009% (LIBOR 1 Month + 10.75%), 01/25/2049(a) (c)		750	834,573
Series 2019-DNA3, Class B1 5.509% (LIBOR 1 Month + 3.25%), 07/25/2049(a) (c)		600	591,225
Series 2019-FTR2, Class B1 5.259% (LIBOR 1 Month + 3.00%), 11/25/2048(a) (c)		750	702,686
Series 2019-FTR2, Class M2 4.409% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (c)		895	859,812
Series 2019-FTR3, Class B2 6.424% (LIBOR 1 Month + 4.80%), 09/25/2047(c) (d)		700	584,319
Series 2019-HQA2, Class B1 6.359% (LIBOR 1 Month + 4.10%), 04/25/2049(a) (c)		750	750,001
Series 2019-HQA3, Class B1 5.259% (LIBOR 1 Month + 3.00%), 09/25/2049(a) (c)		500	467,546
Series 2019-HQA4, Class B1 5.209% (LIBOR 1 Month + 2.95%), 11/25/2049(a) (c)		750	728,330

	Principal Amount (000)		U.S. $ Value

Series 2020-DNA5, Class M2 4.314% (SOFR + 2.80%), 10/25/2050(a) (c)	U.S.$	292	$291,937
Series 2021-DNA3, Class B1 5.014% (SOFR + 3.50%), 10/25/2033(a) (c)		651	586,902
Series 2021-DNA6, Class M2 3.014% (SOFR + 1.50%), 10/25/2041(a) (c)		828	772,491
Series 2021-DNA7, Class M2 3.314% (SOFR + 1.80%), 11/25/2041(a) (c)		806	748,582
Series 2021-HQA4, Class M2 3.864% (SOFR + 2.35%), 12/25/2041(a) (c)		513	460,214
Series 2022-DNA1, Class M2 4.014% (SOFR + 2.50%), 01/25/2042(a) (c)		806	734,510
Series 2022-DNA2, Class M2 5.264% (SOFR + 3.75%), 02/25/2042(a) (c)		605	568,650
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 6.259% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		109	111,111
Series 2015-C03, Class 1M2 7.259% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		109	110,590
Series 2015-C04, Class 1M2 7.959% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		306	319,675
Series 2016-C02, Class 1B 14.509% (LIBOR 1 Month + 12.25%), 09/25/2028(c)		149	168,688
Series 2016-C03, Class 1B 14.009% (LIBOR 1 Month + 11.75%), 10/25/2028(c)		99	110,037
Series 2016-C06, Class 1B 11.509% (LIBOR 1 Month + 9.25%), 04/25/2029(c)		377	392,835
Series 2016-C07, Class 2B 11.759% (LIBOR 1 Month + 9.50%), 05/25/2029(c)		378	394,896
Series 2017-C01, Class 1B1 8.009% (LIBOR 1 Month + 5.75%), 07/25/2029(c)		750	819,376
Series 2017-C02, Class 2B1 7.759% (LIBOR 1 Month + 5.50%), 09/25/2029(c)		750	811,198

	Principal Amount (000)		U.S. $ Value

Series 2017-C04, Class 2M2 5.109% (LIBOR 1 Month + 2.85%), 11/25/2029(c)	U.S.$	228	$230,132
Series 2017-C06, Class 2B1 6.709% (LIBOR 1 Month + 4.45%), 02/25/2030(c)		750	773,133
Series 2017-C07, Class 1B1 6.259% (LIBOR 1 Month + 4.00%), 05/25/2030(c)		305	313,453
Series 2017-C07, Class 2B1 6.709% (LIBOR 1 Month + 4.45%), 05/25/2030(c)		750	764,973
Series 2021-R02, Class 2B1 4.814% (SOFR + 3.30%), 11/25/2041(a) (c)		441	399,812
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 6.509% (LIBOR 1 Month + 4.25%), 11/25/2024(c) (d)		21	19,923
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 5.159% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (c)		14	14,322
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 5.05% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (c)		272	265,921
Series 2019-3R, Class A 5.00% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (c)		110	109,842
Series 2020-1R, Class A 4.65% (LIBOR 1 Month + 2.35%), 02/27/2023(c) (d)		183	180,496
Radnor Re Ltd. Series 2019-1, Class M1B 4.209% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (c)		635	624,114
Series 2019-2, Class M1B 4.009% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (c)		114	113,422
Series 2020-1, Class M1A 3.209% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (c)		737	733,251
Series 2020-1, Class M2A 4.259% (LIBOR 1 Month + 2.00%), 01/25/2030(a) (c)		850	782,241
Traingle Re Ltd. Series 2021-3, Class M1B 4.414% (SOFR + 2.90%), 02/25/2034(a) (c)		530	502,072
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.509% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (d)		125	114,567
Series 2015-WF1, Class 2M2 7.759% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (d)		30	28,131

			32,998,106

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(e)	U.S.$	1,387	$258,499
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 2.164%, 05/28/2035		60	54,273
Federal National Mortgage Association REMICs Series 2016-31, Class IO 5.00%, 06/25/2046(e)		2,820	504,825
Series 2020-89, Class KI 4.00%, 12/25/2050(e)		3,015	559,404

			1,377,001

Agency Floating Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 4.151% (6.15% – LIBOR 1 Month), 09/15/2047(c) (f)		657	93,902
Series 4981, Class HS 3.841% (6.10% – LIBOR 1 Month), 06/25/2050(c) (f)		2,015	258,319
Federal National Mortgage Association REMICs Series 2011-131, Class ST 4.281% (6.54% – LIBOR 1 Month), 12/25/2041(c) (f)		465	72,957
Series 2015-90, Class SL 3.891% (6.15% – LIBOR 1 Month), 12/25/2045(c) (f)		930	135,293
Series 2016-77, Class DS 3.741% (6.00% – LIBOR 1 Month), 10/25/2046(c) (f)		724	102,437
Series 2017-26, Class TS 3.691% (5.95% – LIBOR 1 Month), 04/25/2047(c) (f)		923	139,625
Series 2017-62, Class AS 3.891% (6.15% – LIBOR 1 Month), 08/25/2047(c) (f)		798	123,244
Series 2017-81, Class SA 3.941% (6.20% – LIBOR 1 Month), 10/25/2047(c) (f)		942	144,627
Series 2017-97, Class LS 3.941% (6.20% – LIBOR 1 Month), 12/25/2047(c) (f)		928	144,499

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2017-65, Class ST 4.024% (6.15% – LIBOR 1 Month), 04/20/2047(c) (f)	U.S.$	854	$134,472

			1,349,375

Non-Agency Floating Rate – 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 2.639% (LIBOR 1 Month + 0.38%), 12/25/2036(c)		449	173,388
HomeBanc Mortgage Trust Series 2005-1, Class A1 2.759% (LIBOR 1 Month + 0.50%), 03/25/2035(c)		83	70,476
Impac Secured Assets Corp. Series 2005-2, Class A2D 3.119% (LIBOR 1 Month + 0.86%), 03/25/2036(c)		151	128,684
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 4.359% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (c)		96	94,548
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 1.964% (LIBOR 1 Month + 0.34%), 03/25/2037(c)		502	94,716
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032		452	112,491

			674,303

Non-Agency Fixed Rate – 0.2%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		192	122,337
Series 2006-28CB, Class A14 6.25%, 10/25/2036		147	91,256
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		86	67,496
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		47	24,680
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.545%, 07/25/2036		370	295,231

			601,000

Total Collateralized Mortgage Obligations (cost $39,786,874)			36,999,785

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 9.6%
United States – 9.6%
U.S. Treasury Bonds 2.375%, 02/15/2042	U.S.$	734	$644,658
3.125%, 08/15/2044(g)		3,034	2,966,126
3.25%, 05/15/2042		637	643,471
U.S. Treasury Notes 2.625%, 02/28/2023		14,141	14,114,386
2.75%, 07/31/2027		993	995,583
2.875%, 05/15/2032		1,629	1,661,478
3.00%, 06/30/2024(g)		1,214	1,215,507

Total Governments - Treasuries (cost $22,427,698)			22,241,209

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.4%
Non-Agency Fixed Rate CMBS – 6.3%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		960	841,787
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		860	840,445
CFCRE Commercial Mortgage Trust Series 2016-C4, Class AM 3.691%, 05/10/2058		375	359,391
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		1,305	1,303,732
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		500	494,736
Series 2013-GC17, Class D 5.101%, 11/10/2046(a)		565	515,395
COMM Mortgage Trust Series 2013-LC6, Class B 3.739%, 01/10/2046		1,580	1,564,581
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		58	56,858
Series 2014-LC17, Class B 4.49%, 10/10/2047		800	780,550
Series 2014-UBS6, Class AM 4.048%, 12/10/2047		375	367,890
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.159%, 08/10/2044(a)		252	107,201
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		766	758,568
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(d) (h)		277	258,564
Series 2021-1, Class A2 2.435%, 08/15/2026(d) (h)		620	588,192
Series 2021-1, Class AS 2.638%, 08/15/2026(d) (h)		25	23,164

	Principal Amount (000)		U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.384%, 11/15/2047	U.S.$	890	$780,991
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 4.95%, 05/15/2045		690	659,778
Series 2012-C6, Class E 4.95%, 05/15/2045(a)		389	300,423
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		77	33,804
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		183	181,091
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class C 4.402%, 12/10/2045(a)		820	809,998
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.613%, 10/15/2049(e)		7,684	398,657
Series 2016-LC25, Class C 4.339%, 12/15/2059		545	504,057
Series 2016-NXS6, Class C 4.394%, 11/15/2049		600	557,095
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		480	475,531
Series 2013-C11, Class XA 1.108%, 03/15/2045(a) (e)		5,607	9,947
Series 2014-C24, Class AS 3.931%, 11/15/2047		945	924,604

			14,497,030

Non-Agency Floating Rate CMBS – 3.1%
AREIT Trust Series 2022-CRE6, Class A 2.722% (SOFR + 1.25%), 01/16/2037(a) (c)		1,055	1,013,698
Ashford Hospitality Trust Series 2018-KEYS, Class A 3.00% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (c)		526	507,913
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 3.00% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (c)		1,330	1,251,364
BBCMS Mortgage Trust Series 2020-BID, Class A 4.139% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (c)		692	680,874

	Principal Amount (000)		U.S. $ Value

BFLD Trust Series 2021-FPM, Class A 3.60% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (c)	U.S.$	1,060	$1,023,084
BX Commercial Mortgage Trust Series 2019-IMC, Class D 3.899% (LIBOR 1 Month + 1.90%), 04/15/2034(a) (c)		142	134,865
Series 2019-IMC, Class E 4.149% (LIBOR 1 Month + 2.15%), 04/15/2034(a) (c)		566	529,174
CLNY Trust Series 2019-IKPR, Class D 4.024% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (c)		540	503,351
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 3.514% (SOFR + 2.00%), 01/25/2051(a) (c)		81	75,863
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(d)		710	662,158
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 5.299% (LIBOR 1 Month + 3.30%), 05/15/2036(a) (c)		520	491,737
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 3.499% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (c)		379	372,530

			7,246,611

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.00%, 07/16/2046(e)		428	4

Total Commercial Mortgage-Backed Securities (cost $23,019,133)			21,743,645

ASSET-BACKED SECURITIES – 7.7%
Autos - Fixed Rate – 3.7%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(a)		523	521,270
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class D 4.56%, 03/20/2024(a)		482	479,727
Series 2018-1A, Class A 3.70%, 09/20/2024(a)		920	917,668
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		755	750,675

	Principal Amount (000)		U.S. $ Value

Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028	U.S.$	313	$299,095
Series 2021-N4, Class D 2.30%, 09/11/2028		266	248,668
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		470	435,437
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		227	217,207
First Investors Auto Owner Trust Series 2018-1A, Class E 5.35%, 07/15/2024(a)		1,000	1,000,855
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)		960	925,443
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	946,938
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		542	488,912
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		450	414,827
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)		541	470,086
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)		514	508,420

			8,625,228

Other ABS - Fixed Rate – 3.6%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		739	662,497
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		175	170,318
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		164	159,256
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		470	460,217
Atalaya Equipment Leasing Trust Series 2021-1A, Class C 2.69%, 06/15/2028(a)		600	567,401
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		140	125,822
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)		213	191,812

	Principal Amount (000)		U.S. $ Value

Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(a)	U.S.$	272	$269,803
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(a)		519	470,866
Series 2021-1, Class D 2.81%, 03/15/2029(a)		260	232,122
Diamond Issuer Series 2021-1A, Class B 2.701%, 11/20/2051(a)		566	501,369
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		411	361,724
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		276	249,161
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		328	321,257
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		985	910,527
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)		784	720,267
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		366	318,704
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		300	262,738
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		220	191,383
SEB Funding LLC Series 2021-1A, Class A2 4.969%, 01/30/2052(a)		690	621,269
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(a)		37	36,893
Series 2021-3, Class B 1.66%, 07/20/2031(a)		480	442,966

			8,248,372

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(a)		397	389,820
Series 2022-1, Class A 4.63%, 07/15/2025(a)		565	556,555

			946,375

Total Asset-Backed Securities (cost $18,973,482)			17,819,975

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 3.8%
CLO - Floating Rate – 3.8%
AGL CLO 12 Ltd. Series 2021-12A, Class D 5.56% (LIBOR 3 Month + 2.85%), 07/20/2034(a) (c)	U.S.$	500	$449,578
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 5.76% (LIBOR 3 Month + 3.05%), 07/20/2034(a) (c)		709	637,998
Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 5.61% (LIBOR 3 Month + 2.90%), 07/20/2034(a) (c)		400	359,657
Elevation CLO Ltd. Series 2020-11A, Class D1 6.362% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (c)		1,000	929,263
Elmwood CLO IX Ltd. Series 2021-2A, Class D 5.66% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (c)		700	646,072
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 5.638% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (c)		700	633,810
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 3.78% (LIBOR 3 Month + 1.07%), 04/20/2034(a) (c)		581	561,765
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 5.54% (LIBOR 3 Month + 2.80%), 07/16/2035(a) (c)		698	637,402
OCP CLO Ltd. Series 2020-18A, Class AR 3.80% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (c)		761	742,376
Peace Park CLO Ltd. Series 2021-1A, Class D 5.66% (LIBOR 3 Month + 2.95%), 10/20/2034(a) (c)		300	276,305
Pikes Peak CLO 8 Series 2021-8A, Class A 3.88% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (c)		675	656,288

	Principal Amount (000)		U.S. $ Value

Regatta XX Funding Ltd. Series 2021-2A, Class A 3.672% (LIBOR 3 Month + 1.16%), 10/15/2034(a) (c)	U.S.$	1,019	$977,224
Rockford Tower CLO Ltd. Series 2021-1A, Class D 5.71% (LIBOR 3 Month + 3.00%), 07/20/2034(a) (c)		711	645,553
Series 2021-2A, Class A1 3.87% (LIBOR 3 Month + 1.16%), 07/20/2034(a) (c)		504	487,995
Voya CLO Ltd. Series 2019-1A, Class DR 5.362% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (c)		210	182,123

Total Collateralized Loan Obligations (cost $9,468,061)			8,823,409

CORPORATES - NON-INVESTMENT GRADE – 3.4%
Industrial – 2.4%
Basic – 0.3%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	313	288,980
Sealed Air Corp. 4.00%, 12/01/2027(a)	U.S.$	379	360,410

			649,390

Capital Goods – 0.1%
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	181	169,724

Communications - Media – 0.6%
Altice Financing SA 3.00%, 01/15/2028(a)		181	156,380
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	136	121,013
4.50%, 06/01/2033(a)		483	406,532
4.75%, 02/01/2032(a)		146	128,896
DISH DBS Corp. 5.75%, 12/01/2028(a)		322	261,132
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	181	171,577
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		181	148,931

			1,394,461

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(a)		181	153,911
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)		181	169,376

			323,287

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.4%
Adient Global Holdings Ltd. 3.50%, 08/15/2024(a)	EUR	181	$176,740
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)		130	123,151
Ford Motor Credit Co., LLC 4.95%, 05/28/2027	U.S.$	397	390,025
ZF Finance GmbH 3.75%, 09/21/2028(a)	EUR	200	181,314

			871,230

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	712	620,593
Royal Caribbean Cruises Ltd. 11.50%, 06/01/2025(a)		391	417,756

			1,038,349

Consumer Cyclical - Other – 0.1%
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	181	171,389

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)	U.S.$	373	323,898
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	100	88,898
Nobel Bidco BV 3.125%, 06/15/2028(a)		181	139,676
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		100	92,996

			645,468

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)		181	151,267

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 3.00%, 05/29/2026(a)		100	91,318

			5,505,883

Financial Institutions – 0.9%
Banking – 0.9%
Credit Suisse Group AG 7.50%, 07/17/2023(a)	U.S.$	560	521,690
7.50%, 07/17/2023(a) (b)		255	237,555
Discover Financial Services Series D 6.125%, 06/23/2025(b)		1,087	1,122,317

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)	U.S.$	288	$278,050

			2,159,612

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (b)		218	199,356

Total Corporates - Non-Investment Grade (cost $8,890,631)			7,864,851

EMERGING MARKETS - CORPORATE BONDS – 1.3%
Industrial – 1.3%
Basic – 0.3%
Stillwater Mining Co. 4.00%, 11/16/2026(a)		446	381,330
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		377	324,055
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		76	66,206

			771,591

Capital Goods – 0.5%
Cemex SAB de CV 3.875%, 07/11/2031(a)		572	458,422
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	522,963
6.95%, 01/17/2028(a)		219	219,274
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		477	2,753

			1,203,412

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		417	333,418

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		330	250,800

Consumer Non-Cyclical – 0.1%
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		283	238,074
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d) (h) (i) (j) (k)		660	66

			238,140

Services – 0.1%
MercadoLibre, Inc. 2.375%, 01/14/2026		200	180,162

			2,977,523

	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(d)	U.S.$	60	$57,290

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (l)		198	4,560
7.125%, 12/26/2046(a) (l)		248	7,562

			12,122

Total Emerging Markets - Corporate Bonds (cost $4,434,791)			3,046,935

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.9%
United States – 0.9%
State of California Series 2010 7.625%, 03/01/2040		970	1,317,003
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		193	188,054
University of California Series 2021-B 3.071%, 05/15/2051		730	556,091

Total Local Governments - US Municipal Bonds (cost $2,270,562)			2,061,148

	Shares

COMMON STOCKS – 0.4%
Financials – 0.4%
Insurance – 0.4%
Mt. Logan Re Ltd.(h) (i) (j) (m)		150	133,087
Mt. Logan Re Ltd. (Preference Shares)(h) (i) (j) (m)		944	853,693

Total Common Stocks (cost $945,040)			986,780

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 0.4%
Dominican Republic – 0.3%
Dominican Republic International Bond 4.875%, 09/23/2032(a)	U.S.$	763	639,156

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(a)		412	254,410

Total Emerging Markets - Sovereigns (cost $1,163,252)			893,566

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	U.S.$	653	$521,502
4.688%, 05/15/2029(a)		295	272,101

Total Quasi-Sovereigns (cost $947,944)			793,603

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $373,874)		375	296,203

	Shares

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(n) (o) (p) (cost $5,127,152)		5,127,152	5,127,152

	Principal Amount (000)

Governments - Treasuries – 0.3%
Japan – 0.3%
Japan Treasury Discount Bill Series 1083 Zero Coupon, 08/29/2022 (cost $583,177)	JPY	76,900	576,764

U.S. Treasury Bills – 0.2%
U.S. Treasury Bills Zero Coupon, 12/08/2022 (cost $468,942)	U.S.$	472	467,478

Total Short-Term Investments (cost $6,179,271)			6,171,394

Total Investments – 105.9% (cost $262,848,579)(q)			245,797,056
Other assets less liabilities – (5.9)%			(13,705,510)

Net Assets – 100.0%			$232,091,546

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	40	September 2022	$6,444,637	$392,080
U.S. T-Note 2 Yr (CBT) Futures	52	September 2022	10,943,969	(12,251)
U.S. Ultra Bond (CBT) Futures	151	September 2022	23,905,188	282,112
Sold Contracts
10 Yr Japan Bond (OSE) Futures	7	September 2022	7,900,787	(163,062)
U.S. 10 Yr Ultra Futures	19	September 2022	2,493,750	(114,729)

				$384,150

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	2,384	USD	2,427	09/29/2022	$(19,597)
Morgan Stanley Capital Services, Inc.	JPY	77,020	USD	563	09/08/2022	(16,057)
State Street Bank & Trust Co.	EUR	375	USD	382	09/29/2022	(2,632)

						$(38,286)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	(5.00)%	Quarterly	4.71%	USD	2,998	$(50,755)	$(133,852)	$83,097

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,000	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	$122,640	$—	$122,640

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	4	$(979)	$(657)	$(322)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(980)	(526)	(454)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	10	(2,155)	(1,219)	(936)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,547)	(1,280)	(1,267)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12	(2,743)	(1,162)	(1,581)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(4,899)	(2,707)	(2,192)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	135	(30,368)	(8,748)	(21,620)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,635	(368,698)	(62,808)	(305,890)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(784)	(374)	(410)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	45	(10,188)	(4,976)	(5,212)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	40	(9,012)	(2,155)	(6,857)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	157	(35,462)	(16,894)	(18,568)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	280	(63,088)	(33,123)	(29,965)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	647	(145,965)	(42,623)	(103,342)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	23	$(5,094)	$(1,902)	$(3,192)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	45	(10,188)	(4,193)	(5,995)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	45	(10,189)	(3,875)	(6,314)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	90	(20,376)	(9,165)	(11,211)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	226	(50,941)	(28,886)	(22,055)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	190	(42,908)	(11,852)	(31,056)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	309	(69,750)	(30,962)	(38,788)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	270	(60,933)	(21,938)	(38,995)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	660	(148,904)	(49,391)	(99,513)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,878)	(2,389)	(3,489)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	28	(6,270)	(2,549)	(3,721)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	114	(25,666)	(10,404)	(15,262)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	325	(73,277)	(37,442)	(35,835)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	695	(156,741)	(96,514)	(60,227)

						$(1,364,983)	$(490,714)	$(874,269)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	1 Day SOFR	Maturity	USD	13,831	09/20/2022	$(709,914)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $94,779,923 or 40.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.08% of net assets as of July 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-FTR3, Class B2 6.424%, 09/25/2047	01/07/2020	$732,198	$584,319	0.25%
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	269,491	258,564	0.11%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	636,135	588,192	0.25%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	25,564	23,164	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	756,820	662,158	0.29%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 6.509%, 11/25/2024	11/06/2015	20,793	19,923	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 4.65%, 02/27/2023	02/11/2020	183,062	180,496	0.08%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	60,000	57,290	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	365,927	66	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.509%, 11/25/2025	09/28/2015	128,274	114,567	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.759%, 11/25/2025	09/28/2015	30,405	28,131	0.01%

(e)	IO - Interest Only.
(f)	Inverse interest only security.

(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Non-income producing security.
(j)	Fair valued by the Adviser.
(k)	Defaulted matured security.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2022.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd.	01/20/2022	$0	$133,087	0.06%
Mt. Logan Re Ltd. (Preference Shares)	12/30/2014	945,040	853,693	0.37%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,181,420 and gross unrealized depreciation of investments was $(19,746,849)resulting in net unrealized depreciation of $(17,565,429).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

AB Bond Fund, Inc.

AB Total Return Bond Portfolio

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$69,877,414	$—	$69,877,414
Mortgage Pass-Throughs	—	46,177,139	—	46,177,139
Collateralized Mortgage Obligations	—	36,999,785	—	36,999,785
Governments - Treasuries	—	22,241,209	—	22,241,209
Commercial Mortgage-Backed Securities	—	20,873,725	869,920	21,743,645
Asset-Backed Securities	—	17,819,975	—	17,819,975
Collateralized Loan Obligations	—	8,823,409	—	8,823,409
Corporates - Non-Investment Grade	—	7,864,851	—	7,864,851
Emerging Markets - Corporate Bonds	—	3,046,869	66	3,046,935
Local Governments - US Municipal Bonds	—	2,061,148	—	2,061,148
Common Stocks	—	—	986,780	986,780
Emerging Markets - Sovereigns	—	893,566	—	893,566
Quasi-Sovereigns	—	793,603	—	793,603
Governments - Sovereign Bonds	—	296,203	—	296,203
Short-Term Investments:
Investment Companies	5,127,152	—	—	5,127,152
Governments - Treasuries	—	576,764	—	576,764
U.S. Treasury Bills	—	467,478	—	467,478

Total Investments in Securities	5,127,152	238,813,138	1,856,766	245,797,056
Other Financial Instruments(a):
Assets:
Futures	674,192	—	—	674,192
Centrally Cleared Interest Rate Swaps	—	122,640	—	122,640
Liabilities:
Futures	(290,042)	—	—	(290,042)
Forward Currency Exchange Contracts	—	(38,286)	—	(38,286)
Centrally Cleared Credit Default Swaps	—	(50,755)	—	(50,755)
Credit Default Swaps	—	(1,364,983)	—	(1,364,983)
Total Return Swaps	—	(709,914)	—	(709,914)

Total	$5,511,302	$236,771,840	$1,856,766	$244,139,908

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,229	$101,348	$101,450	$5,127	$9